SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Jul. 25, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 2,100,374	$ 2,100,374		$ 2,100,374
Purchase price			$ 5,964,000
Fortium Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Current assets – inventory and deposits	113,472
Accounts payable and accrued expenses	(67,315)
Goodwill	5,917,843
Purchase price	$ 5,964,000